Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST PEO (1)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO (2)	COMPEN-SATION ACTUALLY PAID TO FIRST PEO (1)(6)	COMPEN-SATION ACTUALLY PAID TO SECOND PEO (2)(6)	AVERAGE SUMMARY COMPEN-SATION TABLE TOTAL FOR NON-PEO NEOs (3)	AVERAGE COMPEN-SATION ACTUALLY PAID TO NON-PEO NEOs (3)(6)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (5)	OPERATING INCOME (5)
							TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN (4)
2024	$9,145,545	N/A	$(3,139,105)	N/A	$1,427,257	$421,572	$88	$180	$455,357	$416,627
2023	$11,953,280	N/A	$(13,936,969)	N/A	$1,297,088	$(792,952)	$106	$164	$706,586	$779,084
2022	$43,324,864	N/A	$43,851,203	N/A	$3,870,881	$3,932,610	$117	$128	$741,408	$909,278
2021	$18,105,568	N/A	$22,396,080	N/A	$1,835,603	$1,927,582	$104	$165	$650,024	$823,439
2020	$9,388,942	$8,706,434	$12,674,739	$(2,187,161)	$1,864,060	$291,026	$100	$130	$1,298	$9,679

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote	Mr. Zeitz, current Principal Executive Officer ("PEO")
(2)Mr. Levatich, former PEO
(3)Non-PEO NEOs: 2024 - Messrs. Root, Mansfield, Krishnan, and Krause, 2023 - Messrs. Root, Viney, Krishnan, and Krause and Mses. Goetter and O'Sullivan; 2022 - Messrs. Krishnan and Krause and Mses. Goetter and O'Sullivan; 2021 - Messrs. Niketh and Krishnan and Mses. Goetter and O'Sullivan; 2020 - Messrs. Hund, Mansfield, Thomas, and Olin and Mses. Goetter, Anding, and Kumbier

Peer Group Issuers, Footnote	S&P 400 Consumer Discretionary (Sector)
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total:

	Year	Summary Compensation Table total	Pension deductions from Summary Compensation Table total (i)	Equity deductions from Summary Compensation Table total (ii)	Pension benefit adjustments (iii)	Equity award adjustments (iv)	Compensation actually paid
First PEO	2024	$9,145,545	$—	$(6,500,014)	$—	$(5,784,636)	$(3,139,105)
	2023	$11,953,280	$—	$(6,500,029)	$—	$(19,390,220)	$(13,936,969)
	2022	$43,324,864	$—	$(38,407,535)	$—	$38,933,874	$43,851,203
	2021	$18,105,568	$—	$(12,435,030)	$—	$16,725,542	$22,396,080
	2020	$9,388,942	$—	$(5,000,017)	$—	$8,285,814	$12,674,739
Second PEO	2020	$8,706,434	$(653,000)	$(5,454,199)	$564,066	$(5,350,462)	$(2,187,161)
Non-PEO NEOs	2024	$1,427,257	$—	$(852,216)	$—	$(153,469)	$421,572
	2023	$1,297,088	$—	$(596,910)	$—	$(1,493,130)	$(792,952)
	2022	$3,870,881	$—	$(2,914,845)	$—	$2,976,574	$3,932,610
	2021	$1,835,603	$(28,000)	$(417,538)	$32,420	$505,097	$1,927,582
	2020	$1,864,060	$(107,714)	$(889,321)	$94,202	$(670,201)	$291,026
(i)Reflects "Change in Pension Value" as reported in the SCT
(ii)Reflects "Stock Awards" and "Option Awards" as reported in the SCT
(iii)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year
(iv)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity award adjustments component of CAP is further detailed below.

	Year	Year-end fair value of equity awards granted during the year	Year-over-year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in year	Year-over-year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock awards not otherwise reflected in the fair value or total compensation	Total equity award adjustments
First PEO	2024	$5,780,561	$(11,453,788)	$—	$453	$—	$(111,862)	$(5,784,636)
	2023	$5,007,440	$(24,719,926)	$—	$(8,435)	$—	$330,701	$(19,390,220)
	2022	$37,339,227	$1,785,000	$—	$(379,887)	$—	$189,534	$38,933,874
	2021	$13,805,685	$—	$—	$2,776,988	$—	$142,869	$16,725,542
	2020	$8,272,290	$—	$—	$—	$—	$13,524	$8,285,814
Second PEO	2020	$—	$(1,987,171)	$—	$(1,296,512)	$(1,885,363)	$(181,416)	$(5,350,462)
Non-PEO NEOs	2024	$508,520	$(632,602)	$—	$(36,290)	$—	$6,903	$(153,469)
	2023	$303,684	$(1,233,360)	$—	$22,716	$(589,003)	$2,833	$(1,493,130)
	2022	$2,916,948	$45,811	$—	$(633)	$—	$14,448	$2,976,574
	2021	$512,012	$19,314	$—	$(32,934)	$—	$6,705	$505,097
	2020	$210,464	$(434,619)	$—	$(58,934)	$(363,463)	$(23,649)	$(670,201)
Total Shareholder Return is cumulative from the final trading day of 2019 to the final trading day of the applicable year and assumes dividends are reinvested on the ex-dividend date. The peer group referenced in the table reflects the S&P 400 Consumer Discretionary Index.
CAP has been determined under the SEC-defined methodology. For equity-based compensation, in addition to equity that has vested in the applicable year, CAP includes the change in fair value for unvested awards. Importantly, these unvested award values have not actually been realized by the executive. Mr. Zeitz's 2024 compensation actually paid includes a decrease in fair value of approximately $9 million related to the AIP Performance Shares granted in 2022. The CEO will earn compensation related to unvested AIP Performance Shares only to the extent one or more share price thresholds are achieved; as of the end of 2024, none of the share price thresholds have been met and, therefore, no AIP Performance Shares have been earned.

Non-PEO NEO Average Total Compensation Amount	$ 1,427,257	$ 1,297,088	$ 3,870,881	$ 1,835,603	$ 1,864,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 421,572	(792,952)	3,932,610	1,927,582	291,026
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total:

	Year	Summary Compensation Table total	Pension deductions from Summary Compensation Table total (i)	Equity deductions from Summary Compensation Table total (ii)	Pension benefit adjustments (iii)	Equity award adjustments (iv)	Compensation actually paid
First PEO	2024	$9,145,545	$—	$(6,500,014)	$—	$(5,784,636)	$(3,139,105)
	2023	$11,953,280	$—	$(6,500,029)	$—	$(19,390,220)	$(13,936,969)
	2022	$43,324,864	$—	$(38,407,535)	$—	$38,933,874	$43,851,203
	2021	$18,105,568	$—	$(12,435,030)	$—	$16,725,542	$22,396,080
	2020	$9,388,942	$—	$(5,000,017)	$—	$8,285,814	$12,674,739
Second PEO	2020	$8,706,434	$(653,000)	$(5,454,199)	$564,066	$(5,350,462)	$(2,187,161)
Non-PEO NEOs	2024	$1,427,257	$—	$(852,216)	$—	$(153,469)	$421,572
	2023	$1,297,088	$—	$(596,910)	$—	$(1,493,130)	$(792,952)
	2022	$3,870,881	$—	$(2,914,845)	$—	$2,976,574	$3,932,610
	2021	$1,835,603	$(28,000)	$(417,538)	$32,420	$505,097	$1,927,582
	2020	$1,864,060	$(107,714)	$(889,321)	$94,202	$(670,201)	$291,026
(i)Reflects "Change in Pension Value" as reported in the SCT
(ii)Reflects "Stock Awards" and "Option Awards" as reported in the SCT
(iii)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year
(iv)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity award adjustments component of CAP is further detailed below.

	Year	Year-end fair value of equity awards granted during the year	Year-over-year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in year	Year-over-year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock awards not otherwise reflected in the fair value or total compensation	Total equity award adjustments
First PEO	2024	$5,780,561	$(11,453,788)	$—	$453	$—	$(111,862)	$(5,784,636)
	2023	$5,007,440	$(24,719,926)	$—	$(8,435)	$—	$330,701	$(19,390,220)
	2022	$37,339,227	$1,785,000	$—	$(379,887)	$—	$189,534	$38,933,874
	2021	$13,805,685	$—	$—	$2,776,988	$—	$142,869	$16,725,542
	2020	$8,272,290	$—	$—	$—	$—	$13,524	$8,285,814
Second PEO	2020	$—	$(1,987,171)	$—	$(1,296,512)	$(1,885,363)	$(181,416)	$(5,350,462)
Non-PEO NEOs	2024	$508,520	$(632,602)	$—	$(36,290)	$—	$6,903	$(153,469)
	2023	$303,684	$(1,233,360)	$—	$22,716	$(589,003)	$2,833	$(1,493,130)
	2022	$2,916,948	$45,811	$—	$(633)	$—	$14,448	$2,976,574
	2021	$512,012	$19,314	$—	$(32,934)	$—	$6,705	$505,097
	2020	$210,464	$(434,619)	$—	$(58,934)	$(363,463)	$(23,649)	$(670,201)
Total Shareholder Return is cumulative from the final trading day of 2019 to the final trading day of the applicable year and assumes dividends are reinvested on the ex-dividend date. The peer group referenced in the table reflects the S&P 400 Consumer Discretionary Index.
CAP has been determined under the SEC-defined methodology. For equity-based compensation, in addition to equity that has vested in the applicable year, CAP includes the change in fair value for unvested awards. Importantly, these unvested award values have not actually been realized by the executive. Mr. Zeitz's 2024 compensation actually paid includes a decrease in fair value of approximately $9 million related to the AIP Performance Shares granted in 2022. The CEO will earn compensation related to unvested AIP Performance Shares only to the extent one or more share price thresholds are achieved; as of the end of 2024, none of the share price thresholds have been met and, therefore, no AIP Performance Shares have been earned.

Compensation Actually Paid vs. Total Shareholder Return

•TSR is a performance measure the Human Resources Committee reviews when determining executive compensation and is included in the PVP Table above as required.
•Our performance shares include relative TSR as a measure. Further, the AIP Performance Shares granted in 2022 will only vest to the extent predetermined share price thresholds are achieved.
•This table illustrates the relationship between CAP and TSR.

Compensation Actually Paid vs. Net Income

•Net income is not a performance measure we use when setting executive compensation, but it is included in the PVP Table above as required.

•This table illustrates the relationship between CAP and net income.

Compensation Actually Paid vs. Company Selected Measure

•The Company-selected measure we used to link CAP to Company performance during the most recently completed fiscal year is operating income.

•Operating income was the sole financial measure in our short-term incentive plan and, as an earnings measure, is a driver of stock price performance.

•This illustrates the relationship between CAP and operating income.

Total Shareholder Return Vs Peer Group

•TSR is a performance measure the Human Resources Committee reviews when determining executive compensation and is included in the PVP Table above as required.
•Our performance shares include relative TSR as a measure. Further, the AIP Performance Shares granted in 2022 will only vest to the extent predetermined share price thresholds are achieved.
•This table illustrates the relationship between CAP and TSR.

Total Shareholder Return Amount	$ 88	106	117	104	100
Peer Group Total Shareholder Return Amount	180	164	128	165	130
Net Income (Loss)	$ 455,357,000	$ 706,586,000	$ 741,408,000	$ 650,024,000	$ 1,298,000
Company Selected Measure Amount	416,627,000	779,084,000	909,278,000	823,439,000	9,679,000
Additional 402(v) Disclosure	In 000's
Mr. Zeitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,145,545	$ 11,953,280	$ 43,324,864	$ 18,105,568	$ 9,388,942
PEO Actually Paid Compensation Amount	$ (3,139,105)	$ (13,936,969)	$ 43,851,203	$ 22,396,080	$ 12,674,739
PEO Name	Mr. Zeitz	Mr. Zeitz	Mr. Zeitz	Mr. Zeitz	Mr. Zeitz
Mr. Levatich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 8,706,434
PEO Actually Paid Compensation Amount					$ (2,187,161)
PEO Name					Mr. Levatich
PEO | Mr. Zeitz [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Mr. Zeitz [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Zeitz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,500,014)	(6,500,029)	(38,407,535)	(12,435,030)	(5,000,017)
PEO | Mr. Zeitz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,784,636)	(19,390,220)	38,933,874	16,725,542	8,285,814
PEO | Mr. Zeitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,780,561	5,007,440	37,339,227	13,805,685	8,272,290
PEO | Mr. Zeitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,453,788)	(24,719,926)	1,785,000	0	0
PEO | Mr. Zeitz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Zeitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	453	(8,435)	(379,887)	2,776,988	0
PEO | Mr. Zeitz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Zeitz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,862)	330,701	189,534	142,869	13,524
PEO | Mr. Zeitz [Member] | Performance Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Decrease in Fair Value Related to Shares Granted in Prior Years	9,000,000
PEO | Mr. Levatich [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(653,000)
PEO | Mr. Levatich [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					564,066
PEO | Mr. Levatich [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,454,199)
PEO | Mr. Levatich [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,350,462)
PEO | Mr. Levatich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Levatich [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,987,171)
PEO | Mr. Levatich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Levatich [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,296,512)
PEO | Mr. Levatich [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,885,363)
PEO | Mr. Levatich [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(181,416)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(28,000)	(107,714)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	32,420	94,202
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(852,216)	(596,910)	(2,914,845)	(417,538)	(889,321)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,469)	(1,493,130)	2,976,574	505,097	(670,201)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,520	303,684	2,916,948	512,012	210,464
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(632,602)	(1,233,360)	45,811	19,314	(434,619)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,290)	22,716	(633)	(32,934)	(58,934)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(589,003)	0	0	(363,463)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,903	$ 2,833	$ 14,448	$ 6,705	$ (23,649)